Financial instruments - Natural gas forward contracts (Details) - Natural gas forward contract	12 Months Ended
	Dec. 31, 2018 USD ($) $ / MMBTU	Dec. 31, 2017 USD ($) $ / MMBTU
Disclosure of financial assets [line items]
Hedge ineffectiveness	$ 0
Cash flow hedges
Disclosure of financial assets [line items]
Notional amount	426,000,000	$ 473,000,000
Negative fair value	$ 105,700,000	$ 90,200,000
Cash flow hedges | Geismar 2 Facility
Disclosure of financial assets [line items]
Percentage of gas requirement for forward contracts that will be managed for changes in prices	40.00%
Average contract price (in usd per mmbtu) | $ / MMBTU	3.81	3.74
Remaining term	7 years
Cash flow hedges | Medicine Hat Facility
Disclosure of financial assets [line items]
Average contract price (in usd per mmbtu) | $ / MMBTU	1.96	1.96